Other operating income/(expenses) (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating income/(expenses) [Abstract]
Tax expenses		R$ (6,858,230)	R$ (6,096,899)	R$ (5,960,618)
Legal provision		(4,435,942)	(1,836,429)	(1,238,057)
Assets/liabilities monetary variation		112,799	(147,642)	31,710
Income from sales of non-current assets, investments, and property and equipment, net		(344,627)	(614,895)	(412,957)
Card marketing expenses		(3,207,559)	(3,381,586)	(3,345,927)
Other	[1]	(11,481,277)	(2,133,143)	792,492
Total		R$ (26,214,836)	R$ (14,210,594)	R$ (10,133,357)

[1]	On December 31, 2019, it includes: (i) impairment losses: in the acquisition of the right to provide financial services, in the amount of R$519,749 thousand; software/hardware, in the amount of R$222,024 thousand; and investment goodwill, in the amount of R$982,536 thousand; (ii) expenses with provision for financial guarantees, in the amount of R$1,252,791 thousand; (iii) expenses with provision for contingencies, related to FCVS, in the amount of R$342,155 thousand and other provisions, in the amount of R$696,469 thousand; and (iv) operating expenses related to insurance operations in 2019 - R$2,774,936 thousand (R$1,976,347 thousand in 2018 and R$1,354,719 thousand in 2017).